Unaudited Interim Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
REVENUES:
Revenues	$ 587,317	$ 960,563
EXPENSES:
Drilling units operating expenses	146,194	256,998
Depreciation and amortization	62,649	168,766
General and administrative expenses	31,091	45,805
Loss on sale of fixed assets	139	0
Legal settlements and other, net (Note 15)	0	(6,677)
Operating income	347,244	495,671
OTHER INCOME/ (EXPENSES):
Interest and finance costs (Note 12)	(124,357)	(115,978)
Interest income	3,148	1,286
Loss on interest rate swaps (Note 10)	0	(6,547)
Reorganization expenses (Note 3)	(41,043)	0
Gain from repurchase of senior Notes (Note 9)	0	125,001
Other, net	1,212	(10)
Total other income/ (expenses), net	(161,040)	3,752
INCOME BEFORE INCOME TAXES	186,204	499,423
Income taxes (Note 13)	(37,013)	(55,335)
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC.	149,191	444,088
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC. COMMON STOCKHOLDERS (Note 14)	$ 149,010	$ 442,791
EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 14)	$ 1.81	$ 3.96
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 14)	82,485,348	111,726,952